Accounts receivable	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Accounts receivable
10 Accounts receivable

	2025	2024

Customers (i)	1,129,784	684,839
Dividends and interest receivable on equity capital through proprietary funds	63,453	50,921
Other	296,605	119,068
(-) Expected credit losses on accounts receivable	(123,418)	(75,885)
Total	1,366,424	778,943

(i)Refers mostly to receivables from management fees arising from the distribution of funds and amounts receivable related to service provision, which have an average term of 30 days. There is no material concentration on the balances receivable as of December 31, 2025 and 2024.